AUL American Individual Variable Life Unit Trust

                                  FORM NSAR-U

                    ANNUAL REPORT FOR UNIT INVESTMENT TRUST

                 Filed 02/24/12 for the Period Ending 12/31/11

Address: One American Square, P.O. Box 368
         Indianapolis, IN 46206
Telephone: (317) 285-1241
CIK:0001043250

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                                   FORM N-SAR

                             SEMI-ANNUAL REPORT FOR

                        REGISTERED INVESTMENT COMPANIES

Report for six month period ending:
or fiscal year ending: 12 / 31 /2011

Is this a transition report?: (Y/N)                                           N

Is this an amendment to a previous filing? (Y/N)                              N

Those items or sub-items with a box "**" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:   AUL American Individual Variable Life Unit Trust
         B. File Number: 811-8311
         C. Telephone Number: ( 317 ) 285-1241

2.       A. Street: One American Square, P.O. Box 368
         B. City: Indianapolis  C. State: IN  D. Zip Code:46206   Zip Ext:0368
         E. Foreign Country:

3.       Is this the first filing on this form by Registrant? (Y/N)           N

4.       Is this the last filing on this form by Registrant? (Y/N)            N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)      N
         [If answer is "Y" (Yes), complete only items 89 through 110.

6.       Is Registrant a unit investment trust (UIT)? (Y/N).                  Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.        A.  Is Registrant a series or multiple portfolio company? (Y/N)     N
              [If answer is "N" (No), go to item 8.]

          B. How many separate series or portfolios did Registrant have at the end of the period?____________

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For period ending 12/31/2011                          If fling more then one
File number 811-8311                                    Page 2, "X" box: __

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
           Series                                                last fling
           Number                  Series Name                 for this series?
           ------                  -----------                 ----------------

             1       AUL American Individual Variable Life Unit Trust         N

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                       02
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For period ending 12/3l/2011                        If filing more than one
File number 811-8311                                     Page 47, "X" box:___

UNIT INVESTMENT TRUST

111.     A.       ** Depositor Name: AMERICAN UNITED LIFE INSURANCE COMPANY
         B.       ** File Number (If any):______________
         C.       ** City:INDIANAPOLIS State:INDIANA Zip Code:46206 ZipExt:0368
                  ** Foreign Country:____________ Foreign Postal Code:_________

111.     A.       ** Depositor Name:___________________________________________
         B.       ** File Number (If any):______________
         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____
                  ** Foreign Country:____________ Foreign Postal Code:_________

112.     A.       ** Sponsor Name:
         B.       ** File Number (If any):______________
         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____
                  ** Foreign Country:____________ Foreign Postal Code:_________

112.     A.       ** Sponsor Name:_____________________________________________
         B.       ** File Number (If any):______________
         C.       ** City:_______ State: __________Zip Code:____ Zip Ext.:_____
                  ** Foreign Country:____________ Foreign Postal Code:_________

                                       47
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For period ending 12/31/2011                           If filing more than one
File number 811-8311                                    Page 48, "X" box: __


113. A.** Trustee Name:________________________________________________________
     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________
       ** Foreign Country:____________________ Foreign Postal Code:____________

113. A.** Trustee Name:________________________________________________________
     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________
       ** Foreign Country:____________________ Foreign Postal Code:____________

114. A.** Principal Underwriter Name:      OneAmerica Securities Inc.
     B.** File Number: 8-___________________12845_____________________________
     C.** City: INDIANAPOLIS    State:INDIANA     Zip Code:46206 Zip Ext.:0368
       ** Foreign Country: __________________  Foreign Postal Code:___________

114. A.** Principal Underwriter Name:_________________________________________
     B.** File Number: 8-_____________________________________________________
     C.** City:___________ State:____________ Zip Code:________ Zip Ext.:_____
       ** Foreign Country: __________________  Foreign Postal Code:___________

115. A.** Independent Public Accountant Name:     PRICEWATERHOUSECOOPERS, LLP
     B.** City: INDIANAPOLIS  State:INDIANA   Zip Code:46204  Zip Ext.:1767 __
       ** Foreign Country:____________________ Foreign Postal Code:____________

115. A.** Independent Public Accountant Name:
     B.** City__________  State: __________  Zip Code:_______ Zip Ext.:________
       ** Foreign Country:____________________ Foreign Postal Code:____________

                                       48

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For period ending 12/31/2011                  If filing more than one
File number 811-8311                           Page 49, "X" box:   __

116. Family of investment companies information:

     A.** Is Registrant part of a family of investment companies? (Y/N)       N

     B.** Identify the family in 10 letters:__ __ __ __ __ __ __ __ __ __
           (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.** Is Registrant a separate account of an insurance company?(Y/N)      Y
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.** Variable annuity contracts? (Y/N)                                   N
     C.** Scheduled premium variable life contracts? (Y/N)                    Y
     D.** Flexible premium variable life contracts? (Y/N)                     Y
     E.** Other types of insurance  products  registered under the
          Securities Act of 1933                                             .N

118.** State the number of series  existing  at the end of the period that had
securities registered under the Securities Act of 1933                       NA

119.** State the number of new series for which  registration  statements under
the Securities Act of 1933 became effective during the period                NA

120.** State the total value of the portfolio securities on the date of deposit
for the new series included in item 119 ($000's omitted)                     $0

121.** State  the  number of series  for  which a  current  prospectus  was in
existence at the end of the period                                           NA

122.** State the number of  existing  series for which  additional  units were
registered under the Securities Act of 1933 during the current period        NA


                                       49

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For period ending 12/31/2011                            If filing more than one
File number 811-8311                                       Page 50 "X" box: __

123.** State the total value of the  additional  units  considered in answering
item 122 ($000's omitted)                                                    $0

124.** State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
subsequent series)($000'S omitted)                                           $0

125.** State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal  underwriter during  the  current  period  solely  from the
sale of  units of all  series  of Registrant ($000's omitted)                $0

126. Of the amount shown in item 125 state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
placed in the portfolio of a subsequent series.) ($000's omitted)            $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period(excluding distributions of realized gains, if any):

                                        Number of   Total    Total Income
                                         Series     Assets   Distributions
                                       Investing    $000's    000s omitted

A.U.S. Treasury direct issue  _____________ ______  $________      $___________

B.U.S Government agency ___________________ ______  $________      $___________

C.State and municipal tax-free_____________ ______  $________      $___________

D.Public utility debt _____________________ ______  $________      $___________

E.Brokers or dealers debt or debt of
  brokers' or dealers' parent _____________ ______  $________      $___________

F.All other corporate intermed. & long-
  term debt _______________________________ ______  $________      $___________

G.All other corporate short-term debt _____ ______  $________      $___________

H.Equity securities of brokers or dealers
  or parents of brokers or dealers_________ ______  $________      $___________

I.Investment company equity securities_____ ______  $________      $___________

J.All other equity securities______________    1    $125,380       $___________

K.Other securities_________________________ ______  $________      $___________

L.Total assets of all series of registrant     1    $125,380       $___________

                                       50

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For period ending 12/31/2011                          If filing more than one
File number 811-8311                                     Page 51, "X" box:   __

128.** Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) N
       [If answer is "N" (No), go to item 131.]

129.** Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current
period?(Y/N)                                                                 NA
       [If answer is "N" (No), go to item 131.]

130.** In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
insurance or guarantees? (Y/N)                                               NA

131.  Total  expenses  incurred by all series of Registrant  during the current
       reporting period ($000's omitted)                                 $7,948

132.** List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-8311     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____
         811-____     811-_____     811-_____     811-____    811-____


                                       51

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This report is signed on behalf of the  registrant in the City of  Indianapolis,
State of Indiana, on the 24th day of February, 2012.

                  AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                              (Name of Registrant)



by:                          witness:

   /s/ Daniel Schluge               /s/ Jeff Tatum

Daniel Schluge, CPA                 Jeff Tatum
Controller                          Director, Separate Accounts Administration
American United Life Insurance Co.  American United Life Insurance Co.